Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Investments
Cost	¥ 4,275,329	¥ 7,563,805
Unrealized Gains	160,728	58,868
Estimated Fair Value	¥ 4,436,057	¥ 7,622,673
Investment, Type [Extensible Enumeration]	Short-term Investments [Member]	Short-term Investments [Member]
Investment income related to short-term investments	¥ 414,200	¥ 342,600	¥ 639,800
Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.85%	1.72%
Investment, Type [Extensible Enumeration]	Short-term Investments [Member]	Short-term Investments [Member]
Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	8.31%	5.00%
Investment, Type [Extensible Enumeration]	Short-term Investments [Member]	Short-term Investments [Member]